Investment properties - Schedule of Investment Property (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about investment property [line items]
Investment property, gross	$ 3,801,631,392	$ 3,322,427,544	$ 2,873,985,940
Less: Cost to conclude construction in-progress	(104,863,123)	(110,263,380)	(135,520,664)
Investment properties	3,696,768,269	3,212,164,164	2,738,465,276	$ 2,263,170,941
Buildings and land
Disclosure of detailed information about investment property [line items]
Investment property, gross	3,686,540,000	3,167,770,000	2,657,513,766
Land improvements
Disclosure of detailed information about investment property [line items]
Investment property, gross	769,567	16,277,544	7,562,174
Land reserves
Disclosure of detailed information about investment property [line items]
Investment property, gross	$ 114,321,825	$ 138,380,000	$ 208,910,000